Significant Accounting Policies (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies [Abstract]
Weighted average outstanding options	570,000
Weighted average outstanding warrants		1,200,000